Subsequent Events, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
[LetoDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 16, 2012
Subsequent Event, Amount	$ 29,025
[IssuanceOfDebtMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 07, 2012
Subsequent Event, Amount	16,125
Subsequent Event Fee Amount	204
[LosAngelesDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 08, 2012
Subsequent Event, Amount	26,100
[DebtDrawdownMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 15, 2012
Subsequent Event, Amount	37,450
[AnnualIncentiveBonusMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 22, 2012
Subsequent Event, Amount	2,548
[RestrictedStockAwardsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 22, 2012
Subsequent Event, Amount	6,095
Restricted stock issued subsequent to year-end	667,614
Vesting period of restricted stock issued	3 years
[NewContractMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 22, 2011
Subsequent Event, Amount	2,384
[PhiladelphiaAdditionalPaymentMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 12, 2012
Subsequent Event, Amount	5,800
[NewContractForVesselsUnderConstructionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 28, 2012
Subsequent Event, Amount	29,000
Estimated Vessel Capacity	76,000
Number Of Vessels Under Construction	2
[NewContractForVesselAcquisitionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 30, 2012
Subsequent Event, Amount	20,650
Vessel Capacity	76,225
Percentage Of Advances For Vessels To Acquire	20.00%
Payment Of Vessel Advances	$ 4,130